Concentration (Tables)	6 Months Ended
Jun. 30, 2014
Risks and Uncertainties [Abstract]
Schedule of Sales Percentage

Customer concentrations for the three and six months ended June 30, 2014 and 2013 are as follows:

	Sales
	For the three months ended June 30,		For the six months ended June 30,
	2014	2013	2014	2013
Customer A	24%	40%	22%	33%
Customer B	30%	5%	29%	3%
Customer C	7%	15%	11%	14%
Total	61%	60%	62%	50%

Schedule of Accounts Receivable
	Accounts Receivable
	As of June 30,	As of December 31,
	2014	2013
Customer A	35%	35%
Customer B	38%	32%
Customer C	6%	8%
Total	73%	75%